Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information
Navios Partners Operations		Navios Containers Operations		Total
	Twelve Month	Twelve Month	Period from	Eliminations for the Period from	Twelve Month	Twelve Month
	Period Ended	Period Ended	April 28, 2017	April 28, 2017 to	Period Ended	Period Ended
	December 31,	December 31,	to August 29,	August 29,	December 31,	December 31,
	2018	2017	2017	2017	2018	2017
Revenue	$ 231,361	$ 199,297	$ 12,355	—	$ 231,361	$ 211,652
Management fees	(68,871)	(62,595)	(4,715)	—	(68,871)	(67,310)
Interest expense and finance cost, net	(42,766)	(37,647)	(767)	189	(42,766)	(38,225)
Depreciation and amortization	(58,334)	(67,885)	(4,875)	—	(58,334)	(72,760)
Net (loss)/ income	(13,081)	(15,089)	593	(355)	(13,081)	(14,851)
Total assets	1,314,133	1,305,302	—	—	1,314,133	1,305,302
Capital expenditures	(118,755)	(217,019)	(59,885)	—	(118,755)	(276,904)
Investment in affiliates	66,296	52,122	—	—	66,296	52,122
Cash and cash equivalents	58,590	24,047	—	—	58,590	24,047
Restricted cash	2,865	5,886	—	—	2,865	5,886
Long-term borrowings (including current and non-current portion), net	507,485	493,463	—	—	507,485	493,463

Revenue By Geographic Region

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Asia	$ 120,660	$ 125,618	$ 112,019
Europe	86,633	47,308	54,006
North America	17,862	20,307	13,364
Australia	6,206	18,419	11,135

Total	$ 231,361	$ 211,652	$ 190,524